Goldman Sachs Tax-Advantaged Global Equity Portfolio Investment Risks - Class A Inst R6 Shares [Member] - Goldman Sachs Tax-Advantaged Global Equity Portfolio	Aug. 31, 2025
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with over-the-counter (“OTC”) transactions. Therefore, in those instances in which the Fund and/or an Underlying Fund enters into uncleared OTC transactions, the Fund and/or an Underlying Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund and/or an Underlying Fund will sustain losses.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund's use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.Derivatives Risk. An Underlying Fund’s use of options, forwards, futures, swaps, structured securities and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Dividend Paying Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Dividend-Paying Investments Risk. The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.Dividend-Paying Investments Risk. An Underlying Fund’s investments in dividend-paying securities could cause the Underlying Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet an Underlying Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of an Underlying Fund to produce current income.
Expenses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Expenses Risk. By investing in the Underlying Funds indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also the expenses of the Fund.
Investing in the Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in the Underlying Funds. The investments of the Fund are concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to limitations and/or conditions prescribed by the Investment Company Act of 1940, as amended (the “Investment Company Act”), or rules, regulations or exemptive relief thereunder. The Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. A strategy used by the Underlying Funds may fail to produce the intended results. If the Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund and may be more susceptible to losses because of these developments.
Investments in Affiliated Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in Affiliated Underlying Funds. The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Funds and by the Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Fund assets among the various Underlying Funds because the Fund’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust (the “Trust”) may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter.
Large Shareholder Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.Large Shareholder Transactions Risk. An Underlying Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Underlying Fund’s NAV and liquidity. Similarly, large purchases of Underlying Fund shares may adversely affect the Underlying Fund’s performance to the extent that the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Underlying Fund’s expense ratio.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Borrowing and the use of derivatives may result in leverage and may increase market exposure and make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin/collateral requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the Fund's investment risks and cause losses to be realized more quickly.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.Market Risk. The value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Underlying Fund and its investments.
Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Short Position Risk. The Fund may use derivatives, including futures and swaps, to implement short positions. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate and may exceed the amount invested.
Tax Managed Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax-Managed Investment Risk. Because the Investment Adviser balances investment considerations and tax considerations, the pretax performance of the Portfolio may be lower than the performance of similar funds that are not tax-managed. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Portfolio to shareholders.Tax-Managed Investment Risk. Because the investment advisers of certain Underlying Funds balance investment considerations and tax considerations, the pre-tax performance of those Underlying Funds may be lower than the performance of similar funds that are not tax-managed. Even though tax-managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Underlying Funds to shareholders. A high percentage of an Underlying Fund’s NAV may consist of unrealized capital gains, which represent a potential future tax liability to shareholders.
Temporary Investments [Member]
Prospectus [Line Items]
Risk [Text Block]	Temporary Investments. Although the Fund normally seeks to invest approximately 80% of its Total Assets in the Underlying Funds, the Fund may invest a portion of its assets in high-quality, short-term debt obligations to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. For temporary defensive purposes during abnormal market or economic conditions, the Fund may invest without limitation in short-term obligations. When the Fund’s assets are invested in such investments, the Fund may not be achieving its investment objective.
Asian Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asian Investment Risk. Investing in certain Asian issuers may involve a higher degree of risk and special considerations not typically associated with investing in issuers from more established economies or securities markets. The Underlying Fund’s investments in Asian issuers increase the risks to the Underlying Fund of conditions and developments that may be particular to Asian countries, such as: volatile economic cycles and/or securities markets; adverse changes to exchange rates; social, political, military, regulatory, economic or environmental developments; or natural disasters.
Credit Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit/Default Risk. An issuer or guarantor of fixed income securities or instruments held by the Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities or instruments may deteriorate rapidly, which may impair the Underlying Fund's liquidity and cause significant deterioration in NAV. These risks are heightened in market environments where interest rates are rising as well as in connection with an Underlying Fund’s investments in non-investment grade fixed income securities.
Energy Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Energy Sector Risk. The Goldman Sachs Energy Infrastructure Fund (the “Underlying MLP Fund”) concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, social, political, environmental, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. Master limited partnerships (“MLPs”), energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.
Foreign and Emerging Countries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Underlying Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks are more pronounced in connection with the Underlying Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries.
Infrastructure Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Infrastructure Company Risk. Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Underlying Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Underlying Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by an Underlying Fund.
Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. An Underlying Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with an Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on an Underlying Fund’s liquidity.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for certain of the Underlying Funds using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical and other issues in the construction, implementation and maintenance of the models (including, for example, data problems, unauthorized changes and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for an Underlying Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.
Master Limited Partnership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Master Limited Partnership Risk. Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
MLP Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	MLP Tax Risk. Tax risks associated with investments in the Underlying MLP Fund include but are not limited to the following: MLP Tax Risk Generally. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Underlying MLP Fund’s investment in the MLP and lower income to the Underlying MLP Fund. To the extent a distribution received by the Underlying MLP Fund from an MLP is treated as a return of capital, the Underlying MLP Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Underlying MLP Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Underlying MLP Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Underlying MLP Fund Structure Risk. The Fund will gain exposure to MLPs through an investment in the Underlying MLP Fund. Unlike traditional mutual funds, the Underlying MLP Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means that the Underlying MLP Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 21%), and will also be subject to state and local income taxes. Underlying MLP Fund Tax Estimation/NAV Risk. In calculating the Underlying MLP Fund’s daily NAV, the Underlying MLP Fund will, among other things, accrue for its current taxes and deferred tax liability and/or asset balances. The Underlying MLP Fund will accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Underlying MLP Fund on interests of MLPs considered to be a return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Underlying MLP Fund’s NAV. The Underlying MLP Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Underlying MLP Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Underlying MLP Fund’s NAV. The Underlying MLP Fund will rely to some extent on information provided by MLPs, which may not be provided to the Underlying MLP Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the Underlying MLP Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Underlying MLP Fund’s NAV could vary dramatically from the Underlying MLP Fund’s actual tax liability or benefit, and, as a result, the determination of the Underlying MLP Fund’s actual tax liability or benefit may have a material impact on the Underlying MLP Fund’s NAV. From time to time, the Underlying MLP Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Underlying MLP Fund’s NAV. Shareholders who redeem their shares at a NAV that is based on estimates of the Underlying MLP Fund’s current taxes and deferred tax liability and/or asset balances may benefit at the expense of remaining shareholders (or remaining shareholders may benefit at the expense of redeeming shareholders) if the estimates are later revised or ultimately differ from the Underlying MLP Fund’s actual tax liability and/or asset balances.
Option Writing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Option Writing Risk. Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash (premium) at the time of selling the call option. When an Underlying Fund writes stock index (or related ETF) call options, it receives cash but limits its opportunity to profit from an increase in the market value of the index beyond the exercise price (plus the premium received) of the option. In a sharp rising market, such Underlying Funds could significantly underperform the market, and these Underlying Funds’ option strategies may not fully protect them against declines in the value of the market. Cash received from premiums will enhance return in declining markets, but each Underlying Fund will continue to bear the risk of a decline in the value of the securities held in its portfolio and in a period of a sharply falling equity market, these Underlying Funds will likely also experience sharp declines in their net asset value.
Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. By investing in other investment companies (including ETFs) indirectly through an Underlying Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Underlying Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Underlying Fund. In addition, an Underlying Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Underlying Fund invests therein.
Portfolio Turnover Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Rate Risk. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by an Underlying Fund and its shareholders (including the Fund), and is also likely to result in short-term capital gains taxable to shareholders of the Underlying Fund.
Private Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Private Investment Risk. The Underlying MLP Fund, Energy Infrastructure Fund, and Clean Energy Income Fund may make private investments in public equities (“PIPEs”). PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. In a PIPE transaction, an Underlying Fund may bear the price risk from the time of pricing until the time of closing. An Underlying Fund may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. An Underlying Fund may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Underlying Fund to publicly resell its securities. Accordingly, PIPE securities may be deemed illiquid. However, the ability of an Underlying Fund to freely transfer the shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective covering the resale, from time to time, of the shares sold in the private financing and the issuer’s right to suspend the Underlying Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid investments.
REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price.
Small Cap and Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-Cap and Mid-Cap Risk. Investments in small-capitalization and mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Special Purpose Acquisition Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Special Purpose Acquisition Companies Risk. Certain Underlying Fund may invest in stock, warrants and other securities of SPACs. SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions. The value of a SPAC’s securities is particularly dependent on the ability of its management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Underlying Fund invests will complete an acquisition or that any acquisitions completed by the SPACs in which the Underlying Fund invests will be profitable. The values of investments in SPACs may be highly volatile and these investments may also have little or no liquidity.
Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Further Information on Investment Objectives Strategies and Risks of the Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	Further Information on Investment Objectives, Strategies and Risks of the Underlying Funds. A concise description of the investment objectives, practices and risks of each of the Underlying Funds that are currently expected to be used for investment by the Fund as of the date of the Prospectus is provided beginning on page 31 of the Prospectus.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Certain of the Underlying Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, an Underlying Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.